Derivatives - Unamortised balance of derivatives valued using models with significant unobservable inputs (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Reconciliation of aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Unamortised balance at beginning of period	$ 106	$ 110	$ 99
Deferral on new transactions	86	90	101
Recognised in the income statement during the period:	(90)	(95)	(92)
– amortisation	(52)	(39)	(46)
– subsequent to unobservable inputs becoming observable	(1)	(1)	(1)
– maturity, termination or offsetting derivative	(37)	(55)	(45)
Exchange differences	(2)	4	6
Other	(20)	(3)	(4)
Unamortised balance at end of period	$ 80	$ 106	$ 110